Segmental information (Tables)	12 Months Ended
Dec. 31, 2024
Segmental information
Summary of revenue and non-current assets based on geographical areas

Revenue	Years Ended December 31,
in €‘000	2024	2023	2022
North America	301,269	195,883	151,781
Africa	26,918	23,308	26,292
AsiaPac & Middle East	116,466	108,412	82,591
Europe	562,024	464,012	400,798
LATAM & Caribbean	99,879	86,006	68,726
Total	1,106,556	877,621	730,188

Non-current assets	As of December 31,
in €‘000	2024	2023
Switzerland	1,218,323	1,307,794
Germany	57,790	59,535
United States	230,903	225,759
Other countries[1]	173,028	183,351
Total	1,680,044	1,776,439

1No individual country represented more than 10% of the total.